Fair Value Measurements (Tables) - EBP 004	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Abstract]
Schedule of fair value of the plan's investments
The fair values of the Plan's investments as of December 31, 2025 and 2024, by asset category were as follows ($ in millions):

	Quoted Prices in Active Markets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total
	2025	2024	2025	2024	2025	2024	2025	2024
Cash and equivalents	$15.2	$21.1	$—	$—	$—	$—	$15.2	$21.1
Common stock	1,470.9	1,546.1	—	—	—	—	1,470.9	1,546.1
Mutual funds	208.0	195.4	—	—	—	—	208.0	195.4
Bonds	—	—	44.8	37.0	—	—	44.8	37.0
U.S. government issued securities	—	—	21.0	20.6	—	—	21.0	20.6
Common/collective trusts	—	—	4,890.5	4,222.8	—	—	4,890.5	4,222.8
Self-directed brokerage account	363.3	319.9	5.5	—	—	—	368.8	319.9
Total investments, at fair value	$2,057.4	$2,082.5	$4,961.8	$4,280.4	$—	$—	7,019.2	6,362.9

EBP, Investment, Fair Value and NAV [Line Items]
Schedule of fair value of the plan's investments
The fair values of the Plan's investments as of December 31, 2025 and 2024, by asset category were as follows ($ in millions):

	Quoted Prices in Active Markets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total
	2025	2024	2025	2024	2025	2024	2025	2024
Cash and equivalents	$15.2	$21.1	$—	$—	$—	$—	$15.2	$21.1
Common stock	1,470.9	1,546.1	—	—	—	—	1,470.9	1,546.1
Mutual funds	208.0	195.4	—	—	—	—	208.0	195.4
Bonds	—	—	44.8	37.0	—	—	44.8	37.0
U.S. government issued securities	—	—	21.0	20.6	—	—	21.0	20.6
Common/collective trusts	—	—	4,890.5	4,222.8	—	—	4,890.5	4,222.8
Self-directed brokerage account	363.3	319.9	5.5	—	—	—	368.8	319.9
Total investments, at fair value	$2,057.4	$2,082.5	$4,961.8	$4,280.4	$—	$—	7,019.2	6,362.9